Trade accounts payable - Schedule of Trade Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Current Receivables [line items]
Current trade payables	R$ 672,184	R$ 513,877